UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended   March 31, 2011
                                              ------------------

Check here if Amendment [  ]; Amendment Number:
                                                ---------

  This Amendment (Check only one.):       [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             RMF GP, LLC
                  --------------------------------------
Address:          650 Madison Ave.
                  --------------------------------------
                  New York, NY 10022
                  --------------------------------------


Form 13F File Number:  28-14236
                       -------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Craig Huff
                  --------------------------------------
Title:            Co-Chief Executive Officer
                  --------------------------------------
Phone:            (212) 610-9000
                  --------------------------------------

Signature, Place, and Date of Signing:

    /s/ Craig Huff                 New York, NY               May 13, 2011
-------------------------  ---------------------------   ----------------------
      [Signature]                  [City, State]                 [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                        0
                                            ----------------------------

Form 13F Information Table Entry Total:                   20
                                            ----------------------------

Form 13F Information Table Value Total:               $270,445
                                            ----------------------------
                                                     (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NONE

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



                                            FORM 13F INFORMATION TABLE

       COLUMN 1        COLUMN 2  COLUMN 3    COLUMN 4            COLUMN 5             COLUMN 6    COLUMN 7           COLUMN 8
       --------        --------  --------    --------   ------------------------      --------    --------   -----------------------

                        TITLE                  VALUE      SHRS OR     SH/    PUT/     INVESTMENT    OTHER       VOTING AUTHORITY
 NAME OF ISSUER        OF CLASS    CUSIP     (x$1000)     PRN AMT     PRN    CALL     DISCRETION   MANAGERS    SOLE    SHARED  NONE
APPLE INC               COM        037833100      836        2,400    SH                SOLE                       2,400
BROADRIDGE FINL
SOLUTIONS IN            COM        11133T103   27,562    1,214,740    SH                SOLE                   1,214,740
COCA COLA
ENTERPRISES INC NE      COM        19122T109   47,808    1,751,200    SH                SOLE                   1,751,200
CVR ENERGY INC          COM        12662P108   15,303      660,771    SH                SOLE                     660,771
ELLINGTON
FINANCIAL LLC           COM        288522303   12,747      553,009    SH                SOLE                     553,009
FORD MTR CO DEL    COM PAR $0.01   345370860    4,100      275,000    SH                SOLE                     275,000
GENERAL MTRS CO         COM        37045V100    9,352      301,400    SH                SOLE                     301,400
HUNTSMAN CORP           COM        447011107   21,840    1,256,600    SH                SOLE                   1,256,600
INGRAM MICRO INC        CL A       457153104   21,876    1,040,228    SH                SOLE                   1,040,228
LYONDELLBASELL
INDUSTRIES N            SHS A      N53745100   18,504      467,860    SH                SOLE                     467,860
MUELLER WTR
PRODS INC            COM SER A     624758108   11,375    2,539,000    SH                SOLE                   2,539,000
NATIONAL FUEL
GAS CO N J              COM        636180101    1,710       23,108    SH                SOLE                      23,108
SABRA HEALTH CARE
REIT INC                COM        78573L106    6,461      366,871    SH                SOLE                     366,871
SELECT SECTOR
SPDR TR                 PUT        81369Y956      210          575           PUT        SOLE                         575
SPDR S&P 500
ETF TR                  PUT        78462F953       22          452           PUT        SOLE                         452
SUN HEALTHCARE
GROUP INC NEW           COM        86677E100    7,345      522,017    SH                SOLE                     522,017
TYCO INTERNATIONAL
LTD                     SHS        H89128104   13,556      302,800    SH                SOLE                     302,800
VALERO ENERGY
CORP NEW                PUT        91913Y950      129        1,500           PUT        SOLE                       1,500
WILLIAMS COS
INC DEL                 COM        969457100   40,783    1,308,000    SH                SOLE                   1,308,000
YPF SOCIEDAD
ANONIMA            SPON ADR CL D   984245100    8,926      200,400    SH                SOLE                     200,400



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